Acquisitions and Business Combinations	12 Months Ended
Jun. 30, 2020
Disclosure of detailed information about business combination [abstract]
Acquisitions and Business Combinations
ACQUISITIONS AND BUSINESS COMBINATIONS

ACQUISITION OF ANGLOGOLD ASHANTI'S REMAINING SOUTH AFRICAN OPERATIONS

TRANSACTION

On 12 February 2020, Harmony announced that it has reached an agreement with AngloGold Ashanti Limited (AGA) to purchase AGA's remaining South African producing assets and related liabilities. The transaction includes the following assets and liabilities:

•	The Mponeng mine and its associated assets and liabilities;

•
The Tau Tona and Savuka mines and associated rock-dump and tailings storage facility reclamation sites, mine rehabilitation and closure activities located in the West Wits region and their associated assets and liabilities;

•	First Uranium (Pty) Limited which owns Mine Waste Solutions (Pty) Limited and Chemwes (Pty) Limited as well as associated tailings assets and liabilities (the FUSA Group);

•	Covalent Water Company (Pty) Limited (CWC), AngloGold Security Services (Pty) Limited and Masakhisane Investments (Pty) Limited; and

•	Certain rock-dump reclamation, mine rehabilitation and closure activities located in the Vaal River region and their associated assets and liabilities (the VR Remaining assets).

12.	ACQUISITIONS AND BUSINESS COMBINATIONS continued

TRANSACTION continued

Consideration for the transaction is a cash payment of US$200 million, due on the closing date, and a contingent consideration subject to the following criteria:

•	US$260 per ounce payable on all underground production from the Mponeng, Savuka and Tau Tona mines in excess of 250 000 ounces per year for six years commencing 1 January 2021; and

•	US$20 per ounce payable on underground production from the Mponeng, Savuka and Tau Tona mines sourced from levels developed in the future below the current infrastructure.

At 30 June 2020, the closing of the transaction was still subject to certain conditions precedent. Refer to note 38.

FUNDING OF ACQUISITION CONSIDERATION THROUGH DEBT AND SHARES

Harmony concluded a bridge loan to fund the acquisition consideration. Refer to note 30 and note 38 for further detail.

As part of the funding strategy, Harmony approached its shareholders for authorisation to issue shares up to US$200 million to fund the acquisition consideration through:

•	A general authority to issue ordinary shares for cash, subject to the restrictions set out in the JSE Listings Requirements including that only public shareholders may participate;

•	A vendor consideration placement as set out in the JSE Listings Requirements, which would enable non-public shareholders to participate subject to certain conditions; and

•	Or a combination of the above.

An Extraordinary General Meeting was held on 11 June 2020 and the requisite majority of the shareholders approved all of the ordinary and special resolutions. Following this, on 24 June 2020 Harmony successfully completed the share placement of
60 278 260 new ordinary shares in Harmony with existing and new institutional investors at a price of R57.50 per share, raising the proceeds of US$200 million (R3 466 million). The shares issued represented, in aggregate, approximately 11.1% of Harmony’s issued ordinary share capital before the placing. The placing price represented a discount of 5.4% to the closing share price on 24 June 2020 and a 3.5% discount to the 30-day volume-weighted average price (VWAP). The shares were issued on 30 June 2020 and the proceeds were received on the same day. The share issue costs amounted to R80 million.

ACQUISITION AND INTEGRATION COSTS

In anticipation of the transaction, Harmony has incurred various costs directly attributable to the acquisition process. These costs include attorney and advisory fees as well as costs related to the bridge loan. The acquisition-related costs are shown as a separate line in the income statement.

There have also been costs incurred in preparation for the integration of the acquired assets into Harmony's existing structures and systems. These costs amount to R4 million for the 2020 year and have been included in corporate, administration and other expenditure.

ACCOUNTING CONSIDERATIONS

Management has performed an initial assessment of the assets to be acquired and has determined that they meet the definition of a business per IFRS 3, Business Combinations (as amended and applicable to Harmony from 1 July 2020).

Following the fulfilment of the conditions precedent, management will begin with a fair value exercise in accordance with the requirements of IFRS 3 for the business combinations. The process is expected to take several months to complete.

SUBSEQUENT EVENTS

Refer to note 38 for developments after the reporting date.

ACQUISITION OF THE MOAB KHOTSONG OPERATIONS

Effective 1 March 2018 the group acquired the Moab Khotsong and Great Noligwa mines and related infrastructure as well as gold-bearing tailings and the Nufcor uranium plant (collectively the Moab Khotsong operations) from AGA on a going concern basis. The combined assets acquired and liabilities assumed constitute a business as defined by IFRS 3. The cash consideration paid to acquire the Moab Khotsong operations amounted to R3 474 million ($300 million). The group incurred acquisition-related costs of R98 million on advisory and legal fees. These costs were recognised as acquisition-related costs in the income statement. Furthermore, the group incurred R63 million on the integration of the operation in 2018 and R8 million in 2019. These costs were recognised as corporate, administration and other expenditure in the income statement in the relevant years.